Receivables - Summary of Receivables (Detail) - EUR (€)	Dec. 31, 2025	Dec. 31, 2024
Disclosure of acquired receivables [abstract]
Current tax receivable	€ 3,994,384	€ 2,486,680
VAT receivables	556,739	457,834
Total	€ 4,551,123	€ 2,944,514